Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000094762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transwestern Institutional Short Duration Government Bond Fund
Without Sales Load [Member] | C000094762
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%		0.81%	1.17%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent	1.20%		(0.74%)	0.91%
BB MBS/BB Short Treasury 50/50 Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BB MBS/BB Short Treasury 50/50 Blend
Average Annual Return, Percent	3.26%		0.89%	1.38%
Bloomberg Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury Index
Average Annual Return, Percent	5.26%		2.44%	1.80%